Share-based awards - RSUs (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) $ / shares shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares
Weighted-average grant-date fair value
Share-based compensation expense	¥ 13,970	$ 1,925		¥ 18,546	¥ 30,831
RSUs
Weighted-average grant-date fair value
Unamortized compensation costs | ¥	¥ 8,641		¥ 8,641
Weighted average period over which unamortized compensation costs expected be recognized	1 year 9 months 18 days		1 year 9 months 18 days
Share-based compensation expense | ¥	¥ 10,772			¥ 17,734	¥ 24,410
RSUs | Maximum
Weighted-average grant-date fair value
Expiry period	10 years	10 years
RSUs | 2014 Plan
Summary of changes in the RSUs
Awarded and unvested at beginning of year	64,446,461	64,446,461
Granted	11,553,472	11,553,472
Vested	(24,683,544)	(24,683,544)
Cancelled/forfeited	(6,456,911)	(6,456,911)
Awarded and unvested at end of year	44,859,478	44,859,478		64,446,461
Expected to vest	39,171,294		39,171,294
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares		$ 116.85
Granted | $ / shares		87.51
Vested | $ / shares		135.52
Cancelled/forfeited | $ / shares		105.56
Awarded and unvested at end of year | $ / shares		$ 100.65
Expected to vest | $ / shares						$ 102.89
RSUs | 2024 Plan
Summary of changes in the RSUs
Awarded and unvested at beginning of year	0	0
Granted	10,157,479	10,157,479
Vested	(76,000)	(76,000)
Cancelled/forfeited	(645,944)	(645,944)
Awarded and unvested at end of year	9,435,535	9,435,535		0
Expected to vest	8,309,041		8,309,041
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares		$ 0
Granted | $ / shares			¥ 123.46
Vested | $ / shares			85.25
Cancelled/forfeited | $ / shares			127.06
Awarded and unvested at end of year | (per share)			¥ 123.53
Expected to vest | $ / shares							$ 123.73